Document and Entity Information	Jun. 09, 2023
Cover [Abstract]
Entity Registrant Name	AB Private Credit Investors Corp
Amendment Flag	false
Entity Central Index Key	0001634452
Document Type	8-K
Document Period End Date	Jun. 09, 2023
Entity Incorporation State Country Code	MD
Entity File Number	814-01196
Entity Tax Identification Number	81-2491356
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	(212)
Local Phone Number	969-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false